Summary of Significant Accounting Policies - Summary of Significant Unobservable Inputs used for Fair Value Measurement of Financial Guarantee Derivatives (Detail) - Measurement Input, Default Rate [Member] - Financial guarantee derivative [Member]
	Dec. 31, 2018	Dec. 31, 2017
Minimum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Expected default rate	0.0046	0.0068
Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Expected default rate	0.1237	0.1421